Convertible Notes (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Aug. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)
Convertible Notes (Details) [Line Items]
Convertible notes issued to existing shareholders			$ 3,200
Convertible notes			0	$ 241
Interest expense			201	$ 184
Total principal amount	$ 3,929		3,929
Total balance of convertible notes	$ 5,141		$ 5,342
Convertible notes interest rate	8.00%	10.00%
Convertible debt description	The August and December 2019 convertible notes had a principal amount of $110 per unit, bore interest at a rate of 5%, and had a maturity date of one year from the date of issuance. The notes were automatically convertible into shares (or other units) to be issued in an initial public offering ("IPO"), at a conversion price representing a 30% discount on the price of shares (or other units) sold in such IPO. The conversion price was not to exceed an amount representing a 30% discount of an IPO share price representing a company valuation, on a fully diluted basis, of $30,000 (excluding funds issued in consideration of these units). Such $30,000 valuation is subject to certain adjustments at the reasonable discretion of the underwriters in such IPO.	The August and December 2019 convertible notes had a principal amount of $110 per unit, bore interest at a rate of 5%, and had a maturity date of one year from the date of issuance. The notes were automatically convertible into shares (or other units) to be issued in an initial public offering ("IPO"), at a conversion price representing a 30% discount on the price of shares (or other units) sold in such IPO. The conversion price was not to exceed an amount representing a 30% discount of an IPO share price representing a company valuation, on a fully diluted basis, of $30,000 (excluding funds issued in consideration of these units). Such $30,000 valuation is subject to certain adjustments at the reasonable discretion of the underwriters in such IPO.	The notes may be converted into Series A Preferred Shares of the Company or repaid as follows: i.Automatic Conversion Upon Occurrence of a Qualified Investment – upon the closing of a qualified investment (issuance of preferred securities if at least US$ 3,000 from a third party), the notes shall be automatically converted into securities of the Company on the same terms and conditions as in such qualified investment. The conversation shall be on the same terms and conditions and bearing the same rights, subject to a conversion price per share equal to the lowest price per share paid under the qualified investment less agreed upon percentage equal to 3% multiplied by the number of months from the grant date of the applicable note and up to a maximum of 54%. ii.Optional Conversion – each note holder, at its sole discretion, shall be entitled, by a written notice, to convert the note held by it into Series A Preferred Shares at an original conversion price (subject to adjustments in accordance with the Company Articles of Association. iii.Deemed Liquidation Event Repayment – in the event of a Deemed Liquidation Event (generally meaning consolidation or merger of the Company or sale of all or substantially all of the Company assets or issued share capital resulting that a third party will hold more than 50% of the voting power or the right to appoint more than 50% of the board members) then immediately prior to the consummation of such event, the Company shall pay each note holder (which was not earlier converted) a sum equal to the principal amount of the note multiplied by three, plus the interest accrued up to the date of repayment.
Convertible notes issued (in Shares) | shares			2,415,022
Convertible notes (Units)		14.2
Convertible notes and warrants total consideration		$ 1,420
Convertible notes and warrants consideration per unit (in Dollars per share) | $ / shares	$ 100
Discount of warrant		10.00%
Convertible notes principal amount			$ 110
IPO [Member]
Convertible Notes (Details) [Line Items]
Convertible notes issued (in Shares) | shares			312,170
Warrant term			5 years
Convertible notes and exercisable of ordinary shares per unit (in Dollars per share) | $ / shares			$ 110
Share price per unit (in Dollars per share) | $ / shares			0.8475
Adjustment exercise price per unit (in Dollars per share) | $ / shares			0.8475
Convertible notes and ordinary shares per unit (in Dollars per share) | $ / shares			$ 110
Conversion price, percentage			120.00%
Convertible debt conversion price (in Dollars per share) | $ / shares			$ 6.30